UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22156

Millennium India Acquisition Company Inc.

(Exact name of registrant as specified in charter)

301 Winding Road, Suite 46C, Old Bethpage, NY  11804

(Address of principal executive offices)(Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

12/31

Date of reporting period:  9/30/13

Item 1.  Schedule of Investments.

Millennium India Acquisition Company Inc.
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited)

Security	Shares		Fair Value
PRIVATE PLACEMENT - 106.8%
SMC Global Securities Ltd. (a)*
(Cost $46,684,823)	15,867,380		$ 16,053,776

TOTAL INVESTMENTS (Cost $46,684,823) (b) - 106.8%			16,053,776
Liabilities less other assets - (6.8)%			(1,025,364)
NET ASSETS - 100.00% **			$ 15,028,412

*Non-income producing security.

**Net Assets are a combination of the fair value of the security held, adjusted for the currency exchange rates and balance sheet items of the Fund.  On October 3, 2013, Millennium Acquisition Company, Inc. (“SMCG”) announced that public efforts by SMCG shareholder Hudson Bay Partners, LP (“HBP”) to secure shareholder support for the replacement of SMCG’s current Board of Directors with a new director slate resulted in the delivery to SMCG on October 3, 2013 of signed, written consents representing more than 50% of SMCG’s outstanding shares.  The prior Chief Executive Officer ("CEO") was part of the valuation committee that reviewed and approved the price of SMC.  The current CEO of SMCG has not opinioned as to the current valuation and will establish a valuation process to review the value of the holding as soon as practical.

(a) Security restricted as to resale.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $46,684,823 and differs from market value and net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation:	$ -
		Unrealized depreciation:	(30,631,047)
		Net unrealized depreciation:	$ (30,631,047)

The following is a summary of significant accounting policies followed by the Company in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – The Company’s investments are valued at (1) the market price for those securities for which a market quotation is readily available and (2) for all other securities and assets, fair value as determined in good faith by the Company’s Board of Directors pursuant to procedures approved by our Board of Directors. The Board of Directors has delegated the oversight of the implementation of the valuation procedures to its Valuation Committee, and delegated to the Company’s officers the responsibility for valuing the Company’s assets and calculating the Company’s net asset value in accordance with the valuation procedures. Except, as otherwise specifically provided in the valuation procedures, the Company will value portfolio securities for which market quotations are readily available at market value. The Company values all other securities and assets, including the shares of SMC Global Securities LTD, at fair value as determined in good faith in accordance with the valuation procedures. Because of the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Company’s investments determined under the Company’s procedures may differ significantly from the values that would have been used had a ready market existed for the investments or from the values that would have been placed on the Company’s assets by other market participants, and the differences could be material.

The Company utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Millennium India Acquisition Company Inc.
PORTFOLIO OF INVESTMENTS
September 30, 2013 (Unaudited) (Continued)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2013 for the Company’s investments measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Private Placement	$ -	$ -	$ 16,053,776	$ 16,053,776
Total	$ -	$ -	$ 16,053,776	$ 16,053,776
There were no transfers into or out of Level 1 and Level 2 during the period. It is the Company's policy to record transfers into and out of Level 1 and Level 2 at the end of the reporting period.

In valuing its investment in SMC Global Securities LTD, the Company uses a valuation model, in addition to the previously disclosed valuation factors, which considers revenue and earnings multiples of comparable companies as well as transactions with respect to similar securities.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Private Placement	Total
Beginning balance	$ 23,547,391	$ 23,547,391
Total realized gain (loss)	-	-
Change in unrealized appreciation (depreciation)	(7,493,615)	(7,493,615)
Reduction of cost basis	-	-
Proceeds from sales	-	-
Accrued interest	-	-
Transfers in/out of Level 3	-	-
Ending balance	$ 16,053,776	$ 16,053,776

The total change in unrealized depreciation included in the statement of operations attributable to Level 3 investments still held at September 30, 2013 includes:

	$ (30,631,047)	$ (30,631,047)

The significant unobservable inputs used in the fair value measurement of the reporting entity’s private investments are (i) an estimation of a normalized earnings level for the company and its peers and (ii) the discounts applied to the selection of comparable investments due to the private nature of the investment and the likelihood of achieving normalized earnings. Significant changes in either of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the assumptions used for the normalized earnings level will be accompanied by a directionally similar change in the discounts applied to the list of comparable investments.

Item 2. Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-Q, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-Q is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Millennium India Acquisition Company Inc.

By (Signature and Title)

       /s/ David H. Lesser

       David H. Lesser, Chief Executive Officer

Date       11/19/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

       /s/ David H. Lesser

       David H. Lesser, Chief Executive Officer

Date        11/19/13

By (Signature and Title)

              /s/ David H. Lesser

       David H. Lesser, Chief Financial Officer

Date         11/19/13